Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 2,394	$ 951	$ 12,405		$ 5,967
Cost of sales (exclusive of items shown separately below)	1,986	896	7,563		3,025
Gross profit	408	55	4,842		2,942
Operating expenses:
Engineering services	11,740	5,659	29,599		13,081
General and administrative costs	11,619	5,537	35,636		12,320
Research and development costs	8,281	304	23,440		1,011
Depreciation and amortization	1,100	614	2,913		887
Total operating expenses	32,740	12,114	91,588		27,299
Other income:
Gain (Loss) on remeasurement of warrant liabilities	(5,482)		15,766
Other income (expense), net	15	(28)	(1,950)		83
Total other income expense, net	(5,467)	(28)	13,816		83
Loss before income tax expense	(37,799)	(12,087)	(72,930)		(24,274)
Income tax expense	104	1	331		131
Net loss before allocation to noncontrolling interest	(37,903)	(12,088)	(73,261)		(24,405)
Net loss attributable to noncontrolling interest	(27,182)	(508)	(42,708)		(344)
Net loss attributable to common stockholders	$ (10,721)	$ (11,580)	$ (30,553)		$ (24,061)
Net loss per share of common stock attributable to common stockholders (1)
Basic and diluted	$ (0.21)		$ (0.37)	[1]
Weighted average shares used in computing net loss per share of common stock (1)
Basic and diluted	51,760,520		51,729,785	[1]

[1]	Earnings per share information has not been presented for periods prior to the Business Combination, as it resulted in values that would not be meaningful to the readers of these consolidated financial statements. Refer to Note 16 for further information.